other long-term liabilities (Details) - CAD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
other long-term liabilities
Contract liabilities	$ 85	$ 82
Other	2	3
Deferred revenues	87	85
Pension benefit liabilities	343	643
Other post-employment benefit liabilities	68	66
Derivative liabilities	20	73
Investment in real estate joint ventures	9	9
Other	46	23
Subtotal	573	899
Deferred customer activation and connection fees	7	8
Other long-term liabilities	$ 580	$ 907